RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2022	2021	2020
Revenues
Power purchase and revenue agreements	$72	$163	$361

Other income
Interest income	$9	$10	$—

Direct operating costs
Energy purchases(1)	$(22)	$(62)	$(10)
Energy marketing & other services	(7)	(11)	(17)
Insurance expense(2)	—	(20)	(21)
	$(29)	$(93)	$(48)
Interest expense
Borrowings	$(17)	$(29)	$(1)

Other related party services	$(4)	$(13)	$—

Management service costs
Management service agreement	$(169)	$(175)	$(152)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. During the first quarter of 2021, the company recognized a nil gain (2021: $62 million and 2020: nil) associated with agency arrangement which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2022 were nil (2021 was nil and 2020: nil). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims are not included in the table above.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2022	2021
Current assets
Due from related parties
Amounts due from	Brookfield	$41	$16
	The partnership	563	523
	Equity-accounted investments and other	11	9
		$615	$548
Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$9	$10

Current liabilities
Due to related parties
Amounts due to	Brookfield	$37	$21
	The partnership	315	625
	Equity-accounted investments and other	12	3
	Brookfield Reinsurance and associates	100	$—
		$464	$649
Non-recourse borrowings	Brookfield	1	—
		$465	$649
Non-current liabilities
Non-recourse borrowings	Brookfield	$—	$8
	Brookfield Reinsurance and associates	15	—
		$15	$8
(1)Refer to Note 27 – Commitments, contingencies and guarantees for additional information on the company’s litigation matters.